Subsequent Events - Additional Information (Detail) - USD ($) $ / shares in Units, $ in Thousands			12 Months Ended
		Feb. 15, 2016	Dec. 31, 2013
Subsequent Event [Line Items]
Cash distribution paid, aggregate	[1]		$ 21,954
Subsequent Event [Member]
Subsequent Event [Line Items]
Cash distribution paid, date paid		Feb. 15, 2016
Cash distribution paid, per unit		$ 0.52
Cash distribution paid, aggregate		$ 15,000

[1]	2013 refers to the Consolidated and Combined Carve-Out Statement of Cash Flows